Produced Content, Net	9 Months Ended
Sep. 30, 2022
Film Costs [Abstract]
PRODUCED CONTENT, NET

6. PRODUCED CONTENT, NET

	As of December 31,	As of September 30,
	2021	2022	2022
	RMB	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other contents	2,850,114	3,328,583	467,925
— Predominantly monetized on its own	29,782	90,548	12,729
	2,879,896	3,419,131	480,654
In production, less impairment
— Predominantly monetized with other contents	6,338,582	7,771,139	1,092,450
— Predominantly monetized on its own	503,515	646,584	90,895
	6,842,097	8,417,723	1,183,345
In development, less impairment
— Predominantly monetized with other contents	1,134,351	841,764	118,333
— Predominantly monetized on its own	94,734	32,998	4,639
	1,229,085	874,762	122,972
	10,951,078	12,711,616	1,786,971

Amortization expense of RMB3,356,747, RMB3,454,247 (US$485,590) and RMB978,859, RMB485,890 (US$68,305) was recognized as “Cost of revenues” in the unaudited interim condensed consolidated statements of comprehensive loss for the nine months ended September 30, 2021 and 2022, for produced content predominantly monetized with other content assets and for produced content predominantly monetized on its own, respectively. As of September 30, 2022, approximately RMB230,883 (US$32,457) of accrued participation cost liabilities will be paid during the upcoming operating cycle.

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
Three months ending December 31, 2022	606,458	85,255
Year ending December 31, 2023	813,023	114,293
Year ending December 31, 2024	484,622	68,127
Year ending December 31, 2025	359,486	50,536